FINANCIAL INSTRUMENTS (Narrative) (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate	3.75%	4.46%
Dividend yield	0.00%	0.00%
Expected volatility of the share prices	60.00%	55.00%
Warrants And Pre Funded Warrants Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Dividend yield	0.00%
Bottom of range [member] | Warrants And Pre Funded Warrants Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate	3.43%
Expected volatility of the share prices	83.34%
Top of range [member] | Warrants And Pre Funded Warrants Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate	4.18%
Expected volatility of the share prices	95.16%